IBG Adriatica - Additional Information (Detail) (Adriatica, USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended						1 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Land sqft	Dec. 31, 2011 Land	Dec. 31, 2012 Townhomes and an Office Building	Jun. 30, 2011 Loans Collateralized by Real Estate acre
Subsidiary [Line Items]
Loans purchased, face value								$ 23,000
Area of property (acre and square feet)					32,000			27
Loans acquired, purchase price								16,250
Loans acquired, portion of purchase price financed								12,188
Real property, fair value	16,949		16,949
Gain on acquired real property	699
Building, purchase price	442		442
Capitalized improvements			54
Maintenance Expenses		447	303
Proceeds from sale of land					3,443	1,500
Gain on sale of property					869	115	686
Rental income		$ 1,055	$ 442	$ 0